Commitments - Acquisition commitments (Details) € in Millions, ₨ in Millions, $ in Millions						1 Months Ended	12 Months Ended
	Mar. 31, 2018 INR (₨)	Jan. 04, 2018 INR (₨)	Jan. 04, 2018 EUR (€)	Mar. 20, 2017 INR (₨)	Mar. 20, 2017 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)	May 09, 2018 EUR (€)	Jan. 23, 2018 EUR (€)	Mar. 20, 2017 USD ($)	Mar. 20, 2017 EUR (€)
Acquisition commitments
Issue of shares								€ 14	€ 19	€ 18
Proceeds from the announced disposal								239	2
Net debt						€ 31,469		31,469	€ 31,169
Minimum
Acquisition commitments
Net debt						30,000		30,000
Maximum
Acquisition commitments
Net debt						32,900		€ 32,900
Vodafone India's and Idea's standalone tower businesses
Acquisition commitments
Proceeds from the announced disposal | ₨	₨ 40,000.0
Vodafone India Idea Cellular Joint Operation
Acquisition commitments
Net debt				₨ 24,800.0										€ 323
Vodafone India Idea Cellular Joint Operation | Aditya Birla Group | Minimum
Acquisition commitments
Ownership interest (as a percentage)							26.00%	26.00%
Vodafone India Idea Cellular Joint Operation | Vodafone India Idea Cellular Joint Operation | Minimum
Acquisition commitments
Proceeds from the announced disposal							₨ 19,600.0	€ 256
Vodafone India
Acquisition commitments
Issue of shares		₨ 67,500.0	€ 882
Vodafone India | Vodafone Group
Acquisition commitments
Issue of shares						€ 1,000
Vodafone India | Aditya Birla Group
Acquisition commitments
Issue of shares		32,500.0	425
Vodafone India | Qualified institutions placement
Acquisition commitments
Issue of shares		35,000.0	457
Vodafone India | Vodafone India's and Idea's standalone tower businesses
Acquisition commitments
Ownership transferred (as a percentage)				11.15%	11.15%
Proceeds from the announced disposal		₨ 78,500.0	€ 1,000				₨ 38,500.0	€ 478
Vodafone India | Indus Towers
Acquisition commitments
Ownership interest (as a percentage)				42.00%	42.00%
Vodafone India | Vodafone India Idea Cellular Joint Operation | Minimum
Acquisition commitments
Ownership transferred (as a percentage)							45.10%	45.10%
Vodafone India | Vodafone India Idea Cellular Joint Operation
Acquisition commitments
Ownership interest (as a percentage)				45.10%	45.10%
Ownership transferred (as a percentage)				4.90%	4.90%
Consideration received for transfer of ownership (in Percent)				₨ 39,000.0									$ 579
Number of years required to equalise share holdings in jointly controlled entity				P4Y	P4Y
Number of years allowed to sell down shares to equalise share holdings in jointly controlled entity				P5Y	P5Y
Break-fee				₨ 33,000.0	$ 500
Vodafone India | Vodafone India Idea Cellular Joint Operation | Maximum
Acquisition commitments
Ownership interest (as a percentage)							47.50%	47.50%
Vodafone India | Vodafone India Idea Cellular Joint Operation | Aditya Birla Group
Acquisition commitments
Ownership interest (as a percentage)							2.50%	2.50%
Vodafone Greece | CYTA Telecommunications Hellas S.A
Acquisition commitments
Total enterprise value												€ 118
Vodafone Greece | Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania | Acquisition of Liberty Global's operations in Germany, the Czech Republic, Hungary and Romania
Acquisition commitments
Total enterprise value											€ 18,400
Aditya Birla Group | Vodafone India Idea Cellular Joint Operation
Acquisition commitments
Ownership interest (as a percentage)				26.00%	26.00%